American Century
Fund Profile

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Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

This profile summarizes key information about the funds that is included in the funds' Prospectus. The funds' Prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in the funds, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the funds at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

April 30, 2001
Investor Class

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TARGET 2005 FUND * TARGET 2010 FUND
TARGET 2015 FUND * TARGET 2020 FUND
TARGET 2025 FUND

1. WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

    These funds seek the highest return consistent with investment in U.S.
    Treasury securities.

2. WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

    The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

    Each fund is managed to mature in the year identified in its name;
    therefore, each fund's weighted average maturity is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2025 has the longest weighted average maturity, and its share price will fluctuate the most.

    U.S. Treasury bonds have the traditional design of debt securities. Interest is paid periodically until maturity, when the principal is repaid.
    Zero-coupon Treasury securities, however, do not make any periodic interest payments. Instead, all of the interest and principal is paid when the securities mature.

    Zero-coupon Treasury securities are created by separating a traditional
    Treasury bond's interest and principal payment obligation. Each payment obligation becomes a separate zero-coupon Treasury security. These securities are created by financial institutions (like a dealer), the U.S.
    Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security is supported by U.S. Treasury securities.

    Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere.
    However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

    If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. Each fund is managed to provide an investment return and maturity value that will not differ substantially from the anticipated growth rate (AGR) and anticipated value at maturity (AVM)
    calculated on the day the shares were purchased.

    A fund's AGR is an estimate of the annualized rate of growth that an investor may expect from the purchase date to the fund's weighted average maturity date.

    The AVM is an estimate of a fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the fund's zero-coupon Treasury securities.

    The advisor calculates each fund's AGR and AVM every business day. AGR and
    AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges.

    When a fund reaches its maturity year

    *  The fund managers may begin buying traditional Treasury securities consistent with the fund's investment objective and pending maturity.

    *  As the fund's zero-coupon Treasury securities mature, its proceeds will be invested in Treasury bills.

    *  Each fund will be liquidated shortly after the conclusion of its target maturity year.

    Additional information about the funds' investments is available in their annual and semiannual reports. In these

Target Funds                                       American Century Investments

    reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling
    us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUNDS?

    *  The funds have different weighted average maturities. Because of this, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of the funds with longer weighted average maturities generally will decline further. This interest rate sensitivity is greater in the funds than for traditional Treasury funds. If you sell your shares when their value is less than the price you paid, you will lose money.

    *  While we recommend that shareholders hold their investment in the funds until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

    *  The funds are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in its name. The fund managers adhere to investment policies that are designed to ensure that this happens. However, a precise forecast of a fund's final maturity value and yield to maturity are not possible.

    *  An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    In summary, the funds are intended for investors who seek the highest return consistent with U.S. Treasury securities and who are willing to accept the risks associated with the funds' investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the fund if less than 10 years. The bar chart indicates the volatility of the funds' historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the funds will perform in the future.

    [data shown in bar chart]

    Calendar Year-By-Year Returns(1)

              Target 2005    Target 2010    Target 2015    Target 2020    Target 2025
    2000         13.26%         22.57%         26.63%         30.67%         32.63%
    1999         -5.80%        -11.79%        -14.57%        -18.35%        -20.70%
    1998         12.87%         15.07%         14.60%         16.49%         21.81%
    1997         11.63%         16.75%         22.92%         28.62%         30.11%
    1996         -1.24%         -3.54%         -6.03%         -8.42%         N/A
    1995         32.65%         42.09%         52.72%         61.34%         N/A
    1994         -8.90%        -11.56%        -14.08%        -17.66%         N/A
    1993         21.56%         26.28%         30.51%         35.62%         N/A
    1992          9.56%          9.78%          7.77%          8.33%         N/A
    1991         21.47%         21.06%         22.47%         17.36%         N/A

      (1)  As of March 31, 2001, the end of the most recent calendar quarter, the funds' year-to-date returns were as follows: Target 2005 3.29%;
           Target 2010 3.00%; Target 2015 0.40%; Target 2020 -1.28%; and Target
           2025 -1.89%.

Target Funds                                                   Fund Profile

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Target 2005               12.46% (2Q 1995)        -7.30% (1Q 1994)
    ---------------------------------------------------------------------------
    Target 2010               15.87% (2Q 1995)        -9.97% (1Q 1996)
    ---------------------------------------------------------------------------
    Target 2015               18.27% (2Q 1995)        -13.82% (1Q 1996)
    ---------------------------------------------------------------------------
    Target 2020               21.44% (2Q 1995)        -16.61% (1Q 1996)
    ---------------------------------------------------------------------------
    Target 2025               18.81% (1Q 2000)        -10.19% (1Q 1997)

    The following table shows the average annual total returns of the funds'
    Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. For current performance information, including yields, please call us or access our Web site.

                                                1 YEAR    5 YEARS    10 YEARS  LIFE OF FUND(1)
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 2001)
---------------------------------------------------------------------------------------------
           Target 2005                          14.09%     7.92%      10.21%     12.97%

           11/15/2005 Maturity
             STRIPS Issue(2)                    14.92%     8.49%      10.61%     14.43%(3)

           Merrill Lynch Long-Term
             Treasury Index                     12.83%     9.04%       9.85%     11.42%(3)
---------------------------------------------------------------------------------------------
           Target 2010                          19.18%     9.89%      11.59%     14.40%

           11/15/2010 Maturity
             STRIPS Issue(2)                    18.96%    10.60%      12.24%     15.77%(3)

           Merrill Lynch Long-Term
             Treasury Index                     12.83%     9.04%       9.85%     11.42%(3)
---------------------------------------------------------------------------------------------
           Target 2015                          15.61%    10.77%      12.36%     10.37%

           11/15/2015 Maturity
             STRIPS Issue(2)                    15.06%    11.59%      12.95%     10.75%(4)

           Merrill Lynch Long-Term
             Treasury Index                     12.83%     9.04%       9.85%      9.31%(4)
---------------------------------------------------------------------------------------------
           Target 2020                          12.51%    11.62%      12.51%     10.77%

           11/15/2020 Maturity
             STRIPS Issue(2)                    11.37%    12.68%      13.05%     10.76%

           Merrill Lynch Long-Term
             Treasury Index                     12.83%     9.04%       9.85%      9.50%
---------------------------------------------------------------------------------------------
           Target 2025                           9.52%    12.12%        N/A       9.85%

           11/15/2025 Maturity
             STRIPS Issue(2)                     9.51%    11.74%        N/A      10.72%(5)

           Merrill Lynch Long-Term
             Treasury Index                     12.83%     9.04%        N/A       8.48%(5)
---------------------------------------------------------------------------------------------

      (1)  The inception dates are: Target 2005 and Target 2010: March 25,
           1985; Target 2015: September 1, 1986; Target 2020: December 29, 1989;
           and Target 2025: February 15, 1996.

      (2)  Each Target fund is designed to perform like a zero-coupon security with the same term to maturity as the fund. The STRIPS issues listed in this table are U.S. Treasury zero-coupon securities with similar maturity dates as the respective fund. The STRIPS issues are not indices, but are important benchmarks of the Target funds'
           performance.

      (3)  Since March 31, 1985, the date closest to the fund's inception for which data are available.

      (4)  Since September 30, 1986, the date closest to the fund's inception for which data are available.

      (5)  Since February 29, 1996, the date closest to the fund's inception for which data are available.

Target Funds                                     American Century Investments

4. WHAT ARE THE FUNDS' FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                   0.59%(1)
         Distribution and Service (12b-1) Fees            None
         Other Expenses                                   0.00%(2)
         Total Annual Fund Operating Expenses             0.59%

       (1)  Based on expenses incurred during the funds' most recent fiscal year. The funds have a stepped fee schedule. As a result, the funds'
            management fee rates generally decrease as fund assets increase.

       (2)  Other expenses, which include the fees and expenses of the funds'
            independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .

            *  invest $10,000 in the fund
            *  redeem all of your shares at the end of the periods shown below
            *  earn a 5% return each year
            *  incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

            1 year        3 years         5 years           10 years
             $60           $189            $329               $736

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUNDS' INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the funds. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the team:

    DAVID SCHROEDER, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages the Target funds since joining
    American Century in July 1990. He has a bachelor of arts from Pomona
    College.

    JEREMY FLETCHER, Portfolio Manager, has been a member of the team that manages the Target funds since August 1997. He joined American Century in
    October 1991 as an Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in a fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee

Target Funds                                                    Fund Profile

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The funds each pay distributions of substantially all of their income (and capital gains, if necessary) in December of each year. Distributions are reinvested automatically in additional shares unless you choose another option.

    At the same time that a fund's annual distributions are made, the Board of
    Trustees declares a reverse share split for each fund that exactly offsets the distributions. This allows the fund's share price to behave like the price of an equivalent zero-coupon Treasury security. Those shareholders who reinvest all distributions will own exactly the same number of shares of the fund as they did before the distributions.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative  at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM [graphic of arrow]

                                   American Century Investment Services, Inc.
SH-PRF-25048   0104             (c)2001 American Century Services Corporation